Regulation (Tables)	12 Months Ended
Dec. 31, 2024
Regulated Operations [Abstract]
Schedule of Nature of Regulation

Nature of Regulation		Allowed Common Equity (%)	Allowed ROE (1) (%)
Regulated Utility	Regulatory Authority		2024		2023		Significant Features
ITC	Federal Energy Regulatory Commission ("FERC")	60.0	10.73	(2)	10.77	(2)	Cost-based formula rates, with annual true-up mechanism (3) Incentive adders

TEP	Arizona Corporation Commission ("ACC")	54.3	9.55		9.55	(4)	COS regulation Historical test year
	FERC	(5)	9.79		9.79		Formula transmission rates
UNS Electric	ACC	53.7	9.75	(6)	9.50
UNS Gas	ACC	50.8	9.75	(7)	9.75

Central Hudson	New York State Public Service Commission ("PSC")	48.0	9.50	(8)	9.00		COS regulation Future test year

FortisBC Energy	British Columbia Utilities Commission ("BCUC")	45.0	9.65		9.65		COS regulation with formula components and incentives

FortisBC Electric	BCUC	41.0	9.65		9.65		Future test year

FortisAlberta	Alberta Utilities Commission ("AUC")	37.0	9.28		8.50		PBR, with formula to calculate ROE on an annual basis (9)

Newfoundland Power	Newfoundland and Labrador Board of Commissioners of Public Utilities	45.0	8.50		8.50		COS regulation Future test year

Maritime Electric	Island Regulatory and Appeals Commission	40.0	9.35		9.35		COS regulation Future test year

FortisOntario (10)	Ontario Energy Board	40.0	8.52-9.30		8.52-9.30		COS regulation with incentive mechanisms

Caribbean Utilities (11)	Utility Regulation and Competition Office	N/A	8.25-10.25		7.50-9.50		COS regulation Rate-cap adjustment mechanism based on published consumer price indices

FortisTCI (12)	Government of the Turks and Caicos Islands	N/A	15.00-17.50		15.00-17.50		COS regulation Historical test year

(1)    ROA for Caribbean Utilities and FortisTCI
(2)    Reflects the allowed common equity and ROE for ITCTransmission, METC, and ITC Midwest. The ROE above is inclusive of the base ROE as well as incentive adders totalling 0.75%. FERC issued an order in October 2024 retroactively revising the base ROE to certain prior periods including 2023. See "Significant Regulatory Matters" below
(3)    Annual true-up collected or refunded in rates within a two-year period
(4)    Allowed common equity of 54.3% and ROE of 9.55% effective September 1, 2023
(5)    The allowed common equity component for FERC transmission rates is formulaic, and is updated annually based on TEP's actual equity ratio
(6)    Allowed common equity of 53.7% and ROE of 9.75% effective February 1, 2024
(7)    A general rate application requesting new customer rates is ongoing. See "Significant Regulatory Matters" below
(8)    ROE of 9.5% effective July 1, 2024. A general rate application requesting new customer rates effective July 1, 2025 is ongoing. See "Significant Regulatory Matters" below
(9)    In 2023, FortisAlberta was subject to a COS revenue requirement. The ROE for 2025 has been set at 8.97%
(10)    Two of FortisOntario's utilities follow COS regulation with incentive mechanisms, while the remaining utility is subject to a 35-year franchise agreement expiring in 2033
(11)    Operates under licences from the Government of the Cayman Islands. Its exclusive transmission and distribution licence is for an initial 20-year period, expiring in April 2028, with a provision for automatic renewal. Its non-exclusive generation licence is for a 25-year term, expiring in November 2039
(12) Operates under 25 and 50 year licences from the Government of the Turks and Caicos Islands, which expire in 2036 and 2037, respectively